Segment information (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation for unallocated amounts relating to corporate operations [Abstract]
Total consolidated revenue	$ 55,402,769	$ 67,480,712	$ 187,746,088	$ 191,199,700	$ 257,487,138	$ 200,813,260
Total profit before tax for reportable segments	5,824,458	12,453,242	26,503,433	32,701,904	42,199,469	35,377,076
Unallocated amounts relating to operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696	1,082,202	582,226
Interest income	4,077	21,510	22,873	47,499	60,479	11,651
Other income	72,776	20,278	324,546	157,019	159,062	168,732
Share-based compensation expense	(166,006)	(2,822)	471,452	574,136	1,640,355	1,253,858
Other general expenses	13,674	7,147	26,177	24,733	502,729	462,989
Finance costs	260,948	256,156	753,233	646,060	892,172	878,390
Income before income taxes	5,680,107	12,623,379	26,262,313	33,203,325	42,226,830	34,774,698
Unallocated amount to segment [Member]
Reconciliation for unallocated amounts relating to corporate operations [Abstract]
Total consolidated revenue	55,402,769	67,480,712	187,746,088	191,199,700	257,487,138	200,128,260
Total profit before tax for reportable segments	6,104,066	12,358,235	27,371,301	34,204,524	45,396,296	37,348,577
Unallocated amounts relating to operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696	1,082,202	582,226
Interest income	1,029	(914)	106,561	71,133	42,146	8
Other income	2,710	11,079	12,269	32,787	169,580	212
Share-based compensation expense	(166,006)	(2,822)	(471,452)	(574,136)	(1,640,355)	(1,253,858)
Provision for registration payment						(455,896)
Other general expenses	(314,881)	(133,500)	(946,234)	(1,497,143)	(2,821,001)	(1,443,464)
Finance costs	(229)	(351)	(1,003)	(1,536)	(2,038)	(3,107)
Income before income taxes	$ 5,680,107	$ 12,623,379	$ 26,262,313	$ 33,203,325	$ 42,226,830	$ 34,774,698